Income Tax - Schedule of Income Taxes in the PRC (Details) - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Schedule of Income Taxes in the PRC [Abstract]
Current income tax expense	$ 60,070	$ 180,939
Deferred income tax benefit	(71,290)	(1,993)
Total income tax expense	$ (11,220)	$ 178,946